UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number:	811-02071

Exact Name of Registrant as Specified in Charter:	Delaware Group® Income Funds

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	July 1, 2021 - June 30, 2022

ITEM 1. PROXY VOTING RECORD.

========================= Delaware Corporate Bond Fund =========================

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

Ticker:                      Security ID:  61747C707
Meeting Date: MAR 31, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Nancy C. Everett         For       For          Management
1.2   Elect Director Jakki L. Haussler        For       For          Management
1.3   Elect Director Patricia A. Maleski      For       For          Management
1.4   Elect Director Frances L. Cashman       For       For          Management
1.5   Elect Director Eddie A. Grier           For       For          Management

===================== Delaware Extended Duration Bond Fund =====================

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

Ticker:                      Security ID:  61747C707
Meeting Date: MAR 31, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Nancy C. Everett         For       For          Management
1.2   Elect Director Jakki L. Haussler        For       For          Management
1.3   Elect Director Patricia A. Maleski      For       For          Management
1.4   Elect Director Frances L. Cashman       For       For          Management
1.5   Elect Director Eddie A. Grier           For       For          Management

========================= Delaware Floating Rate Fund ==========================

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

Ticker:                      Security ID:  61747C707
Meeting Date: MAR 31, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Nancy C. Everett         For       For          Management
1.2   Elect Director Jakki L. Haussler        For       For          Management
1.3   Elect Director Patricia A. Maleski      For       For          Management
1.4   Elect Director Frances L. Cashman       For       For          Management
1.5   Elect Director Eddie A. Grier           For       For          Management

==================== Delaware High-Yield Opportunities Fund ====================

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

Ticker:                      Security ID:  61747C707
Meeting Date: MAR 31, 2022   Meeting Type: Special
Record Date:  DEC 27, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Nancy C. Everett         For       For          Management
1.2   Elect Director Jakki L. Haussler        For       For          Management
1.3   Elect Director Patricia A. Maleski      For       For          Management
1.4   Elect Director Frances L. Cashman       For       For          Management
1.5   Elect Director Eddie A. Grier           For       For          Management

==========------------------- END N-PX REPORT ===================================

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP® INCOME FUNDS

By:	Shawn K. Lytle
Name:	Shawn K. Lytle
Title:	President/ Chief Executive Officer
Date:	August 25, 2022